Cover	Jun. 01, 2022
Cover [Abstract]
Entity Registrant Name	SMITH-MIDLAND CORPORATION
Entity Central Index Key	0000924719
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 01, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	54-1727060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	1-13752
Entity Address Address Line 1	P.O. Box 300
Entity Address Address Line 2	5119 Catlett Road
Entity Address City Or Town	Midland
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22728
City Area Code	540
Local Phone Number	439-3266
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SMID
Security Exchange Name	NASDAQ